Balance Sheet Details - Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued clinical trial costs	$ 1,892	$ 196	$ 197
Accrued other	594	188	118
Total	$ 2,486	$ 384	$ 315